Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
GOODWILL AND INTANGIBLE ASSETS
Goodwill
Goodwill recorded at December 31, 2017 and 2016 was $452.7 million and $449.4 million, respectively. No accumulated goodwill impairment losses exist.
During 2017 and 2016, the carrying amount of goodwill increased $3.3 million and $1.8 million, respectively. In 2017, we acquired a small excess and surplus lines insurance company to provide us flexibility in our Commercial Lines business. In 2016, ARX entered into an exchange transaction with a third party, whereby ARX acquired 100% of the equity interest in a residential property insurance company and disposed of 100% of the equity interest in a commercial property insurance company.
Intangible Assets
The following table is a summary of the net carrying amount of other intangible assets as of December 31, 2017 and 2016:

(millions)	December 31, 2017	December 31, 2016
Intangible assets subject to amortization	$354.2	$420.4
Indefinite-lived intangible assets[1]	12.4	12.4
Total	$366.6	$432.8
[1]Indefinite-lived intangible assets are comprised of state insurance and agent licenses. State insurance licenses were previously subject to amortization under superseded accounting guidance and have $0.6 million of accumulated amortization for both periods presented.
Intangible assets subject to amortization consisted of the following:

(millions)	December 31, 2017			December 31, 2016
Category	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Policies in force	$256.2	$100.7	$155.5	$256.2	$64.1	$192.1
Agency relationships	159.2	31.3	127.9	159.2	19.9	139.3
Software rights	79.1	29.4	49.7	79.1	18.8	60.3
Trade name	34.8	13.7	21.1	34.8	6.1	28.7
Total	$529.3	$175.1	$354.2	$529.3	$108.9	$420.4

Amortization expense was $66.2 million, $62.1 million, and $46.8 million for the years ended December 31, 2017, 2016, and 2015, respectively.
During 2017, we revised our estimate of the economic useful life of our trade name intangible asset from an original life of 10 years to a remaining life of 2 years. The decrease in the useful life represents the estimated length of time that it is expected to take to transition the branding of our Property business from the ASI trade name to “Progressive Home.” As of December 31, 2017, the remaining average life of all of our intangible assets was 4.9 years.
The estimated aggregate amortization on these intangible assets for each of the next five years as of December 31, 2017, is as follows:

(millions)
Year	Amortization Expense
2018	$71.9
2019	66.4
2020	56.9
2021	56.6
2022	29.2